Summary of Significant Accounting Policies Basis of Presentation - Summary of Class A Common Stock Subject to Possible Redemption (Detail) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Less:
Proceeds allocated to Public Warrants	$ 10,500,000
Class A ordinary shares issuance costs		$ 21,292,016
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds	400,000,000	400,000,000
Less:
Proceeds allocated to Public Warrants	18,400,000	18,400,000
Class A ordinary shares issuance costs	20,292,642	20,292,642
Plus:
Accretion of carrying value to redemption value	38,692,642	38,692,642
Class A ordinary shares subject to possible redemption	$ 400,000,000	$ 400,000,000